Cover	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 17, 2022, Awaysis Capital, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other things, that it dismissed BF Borgers CPA PC (“Borgers”) as its independent registered accountant. On November 18, 2022, Borgers furnished a letter addressed to the SEC stating whether it agrees with the statements made by the Company in the Original 8-K (the “Letter”).
Document Period End Date	Nov. 14, 2022
Entity File Number	000-21477
Entity Registrant Name	AWAYSIS CAPITAL, INC.
Entity Central Index Key	0001021917
Entity Tax Identification Number	27-0514566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Lakeside Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	(855)
Local Phone Number	795-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false